NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2018	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Note amount						$ 4,000,000
Discount charged to operations	$ 35,833	$ 395,070	$ 398,611	$ 1,185,210	$ 1,249,053	1,580,280	$ 921,827
Repaid					$ 3,999,168	$ 3,999,168	1,060,000
Oasis Note [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Original Issue Discount							189,180
Oasis Note [Member] | Loans Payable [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Note interest rate						6.00%
Note due						Dec. 04, 2019
Secured						secured by all of the membership interests in Alternative Solutions and the Oasis LLCs and by the assets of the Oasis LLCs
Original Issue Discount						$ 189,180
Discount charged to operations						67,384	121,796
Interest Accrued						82,037	$ 225,333
Repaid						1,671,296
Note reduced for legal fees						133,389
Note reduced for other costs						5,395
Principal [Member] | Oasis Note [Member] | Loans Payable [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Repaid						1,363,925
Accrued Interest [Member] | Oasis Note [Member] | Loans Payable [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Repaid						370,370
August 14, 2019 [Member] | Principal [Member] | Oasis Note [Member] | Loans Payable [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Repaid						$ 2,500,000